Schedule of investments
Nomura Systematic Emerging Markets Equity Fund
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 94.29%Δ
Brazil — 2.37%
Banco Bradesco	2,216,013	$ 6,756,687
Banco Nacional =, †	3,700,000	0
BB Seguridade Participacoes	644,408	4,878,342
Sitios Latinoamerica †	1	0
Vale	204,603	3,088,684
Vibra Energia	263,675	1,524,139
		16,247,852
Chile — 0.17%
Enel Chile	13,280,604	1,166,778
		1,166,778
China — 18.65%
Alibaba Group Holding	133,700	1,602,856
Bank of China Class H	20,163,000	12,858,412
China Construction Bank Class A	3,020,500	4,285,534
China Construction Bank Class H	6,037,000	6,226,877
China Life Insurance Class H	472,000	1,615,521
China National Building Material Class H	4,192,000	2,867,788
China Taiping Insurance Holdings	1,715,200	3,964,189
China Tower Class H 144A #	2,869,000	3,228,581
China United Network Communications Class A	1,392,900	823,319
CITIC	6,128,000	8,316,333
Geely Automobile Holdings	3,588,000	7,713,227
Industrial and Commercial Bank of China Class H	12,798,000	10,513,375
JD Logistics 144A #, †	2,507,400	3,773,790
JD.com Class A	11	140
Jiangxi Copper Class A	173,800	1,121,723
Kweichow Moutai Class A	1	175
Lenovo Group	516,000	1,531,129
NetEase	665,800	17,098,928
People's Insurance Group of China Class H	2,472,000	1,483,767
PICC Property & Casualty Class H	6,464,000	11,861,575
Ping An Bank Class A	1,554,000	2,303,453
Shandong Nanshan Aluminum Class A	2,980,400	1,765,906
Sinopharm Group Class H	1,726,000	3,511,741
Tencent Holdings	155,220	8,565,437
Tianshan Aluminum Group Class A	1,044,700	1,664,406
Vipshop Holdings ADR	119,041	1,578,484
Weichai Power Class A	332,894	1,349,788
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Yutong Bus Class A	1,555,800	$ 6,157,644
		127,784,098
Hungary — 0.84%
MOL Hungarian Oil & Gas	481,648	5,723,752
		5,723,752
India — 7.73%
Bharat Petroleum	1,634,035	5,256,600
Canara Bank	2,523,204	3,351,392
HCL Technologies	179,973	2,044,222
Hero MotoCorp	129,398	6,567,801
Hindustan Petroleum	609,570	2,549,924
Indian Oil	3,539,040	5,225,724
Infosys	551,743	5,849,572
Oil and Natural Gas	965,171	2,393,239
Tata Steel	1,332,556	2,652,173
Vedanta	3,861,873	11,499,424
Vedanta Aluminium Metal †	950,749	4,504,316
Vedanta Iron and Steel †	950,749	354,150
Vedanta Oil and Gas †	950,749	323,817
Vedanta Power †	950,749	404,571
		52,976,925
Indonesia — 0.42%
Bank Rakyat Indonesia Persero	11,247,200	1,722,102
United Tractors	879,700	1,131,605
		2,853,707
Malaysia — 0.50%
AMMB Holdings	2,185,500	3,418,429
		3,418,429
Poland — 2.62%
Powszechny Zaklad Ubezpieczen	1,027,354	17,952,554
		17,952,554
Qatar — 0.26%
Ooredoo QPSC	482,702	1,756,606
		1,756,606
Russia — 0.00%
Fix Price Group GDR 144A =, †	1,489,220	0
LUKOIL PJSC =, †	276,569	0
Sberbank of Russia PJSC =, †	4,129,544	0
		0
Saudi Arabia — 0.18%
Saudi National Bank	120,000	1,235,317
		1,235,317
South Africa — 5.68%
FirstRand	2,773,910	16,487,837
Harmony Gold Mining	220,666	3,376,390
NQ- IV9630 [0626] 0826 (5831270)    1

Schedule of investments
Nomura Systematic Emerging Markets Equity Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
South Africa (continued)
Impala Platinum Holdings	189,286	$ 1,988,597
MTN Group	1,127,346	15,700,804
Sibanye Stillwater	656,190	1,394,220
		38,947,848
South Korea — 25.42%
Hana Financial Group	43,441	3,244,782
Hankook Tire & Technology	59,476	2,399,231
HD Korea Shipbuilding & Offshore Engineering	31,606	7,213,059
Hyundai Glovis	19,620	2,351,878
KB Financial Group	59,067	6,111,503
Kia	38,471	3,474,612
Korea Electric Power	75,023	1,807,697
LG Display †	206,951	1,559,306
LG Uplus	1,178,009	10,635,707
Samsung Electronics	372,278	82,607,462
SK hynix	28,811	50,839,388
SK Telecom	33,380	1,902,490
		174,147,115
Taiwan — 25.26%
Accton Technology	94,000	7,497,643
Asia Vital Components	33,000	2,669,378
Cathay Financial Holding	1,078,000	3,343,087
Delta Electronics	177,000	11,116,271
Formosa Chemicals & Fibre	1,181,000	2,032,963
Hon Hai Precision Industry	1,536,000	12,256,806
MediaTek	44,879	6,115,424
Taiwan Semiconductor Manufacturing	1,622,404	127,991,908
		173,023,480
Türkiye — 1.35%
Turkcell Iletisim Hizmetleri	2,263,001	5,223,922
Turkiye Is Bankasi Class C	6,013,063	1,913,126
Turkiye Petrol Rafinerileri	432,715	2,103,002
		9,240,050
United Arab Emirates — 2.84%
Dubai Islamic Bank PJSC	757,491	1,536,991
Emaar Development PJSC	2,292,518	8,637,283
Emaar Properties PJSC	2,862,474	9,303,582
		19,477,856
Total Common Stocks (cost $388,407,804)		645,952,367

Preferred Stocks — 3.33%Δ
Brazil — 3.33%
Banco Bradesco 8.68% ω	2,152,180	7,529,274
Petroleo Brasileiro 8.77% ω	2,088,474	15,280,333
Total Preferred Stocks (cost $17,912,420)		22,809,607
	Number ofshares	Value (US $)
Short-Term Investments — 0.94%
Money Market Mutual Funds — 0.94%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	1,615,062	$ 1,615,062
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	1,615,062	1,615,062
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	1,615,062	1,615,062
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	1,615,063	1,615,063
Total Short-Term Investments (cost $6,460,249)		6,460,249

Total Value of Securities—98.56% (cost $412,780,473)		675,222,223
Receivables and Other Assets Net of Liabilities — 1.44%		9,838,079
Net Assets Applicable to 25,311,888 Shares Outstanding — 100.00%		$685,060,302
Δ	Securities have been classified by country of risk.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $7,002,371, which represents 1.02% of the Fund’s net assets.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
PJSC – Private Joint Stock Company

2    NQ- IV9630 [0626] 0826 (5831270)